Segment Reporting (Details) - Schedule of Assets and Liabilities - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Total assets:
Total assets	$ 158,735,935	$ 141,997,159
Total liabilities:
Total liabilities	119,480,648	105,954,375
Directly-Operated Physical Stores [Member]
Total assets:
Total assets	11,197,330	10,732,784
Total liabilities:
Total liabilities	10,521,463	12,841,698
Online Stores and Services [Member]
Total assets:
Total assets	11,015,371	4,323,971
Total liabilities:
Total liabilities	11,816,849	5,853,185
Franchise Stores and Wholesale Customers [Member]
Total assets:
Total assets	136,523,234	126,940,404
Total liabilities:
Total liabilities	$ 97,142,336	$ 87,259,492